Loans (Details) - Schedule of analysis performed, the risk category of loans by class of loans - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 276,708	$ 269,768
Pass [Member] | Farm [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	2,045	2,848
Pass [Member] | Commercial and industrial [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	2,188	1,584
Pass [Member] | Deposits [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,245	1,415
Pass [Member] | Home equity [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	7,505	8,053
Pass [Member] | Automobiles [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	67	91
Pass [Member] | Unsecured [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	670	446
Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,720	1,777
Special Mention [Member] | Farm [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Special Mention [Member] | Commercial and industrial [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Special Mention [Member] | Deposits [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Special Mention [Member] | Home equity [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	39	137
Special Mention [Member] | Automobiles [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Special Mention [Member] | Unsecured [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	8,947	10,880
Substandard [Member] | Farm [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	309	309
Substandard [Member] | Commercial and industrial [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	26	491
Substandard [Member] | Deposits [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Substandard [Member] | Home equity [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	101	24
Substandard [Member] | Automobiles [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Substandard [Member] | Unsecured [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	5	5
Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Doubtful [Member] | Farm [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Doubtful [Member] | Commercial and industrial [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Doubtful [Member] | Deposits [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Doubtful [Member] | Home equity [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Doubtful [Member] | Automobiles [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Doubtful [Member] | Unsecured [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
One- to four-family [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	215,010	206,489
One- to four-family [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	742	894
One- to four-family [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	6,737	8,683
One- to four-family [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Multifamily [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	11,702	15,243
Multifamily [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Multifamily [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	671	685
Multifamily [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Construction [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	3,982	3,757
Construction [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Construction [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	63
Construction [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Land [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	765	852
Land [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Land [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Land [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross
Nonresidential real estate [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	31,529	28,990
Nonresidential real estate [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	939	746
Nonresidential real estate [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,035	683
Nonresidential real estate [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross